Activity of Company's Stock Option Plans (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Number of Options
Beginning Balance	992,629	1,010,619
Granted		214
Exercised	(107)
Cancelled	(185,734)	(18,204)
Ending Balance	806,788	992,629
Exercisable at end of period	792,538
Weighted-Average Price Per Share
Beginning balance	$ 2.57	$ 2.62
Granted		$ 1.12
Exercised	$ 2.25
Cancelled	$ 2.74	$ 1.41
Ending Balance	$ 2.52	$ 2.57
Exercisable at end of period	$ 2.53